Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Maturity of Financial Assets

The following table provides breakdown by maturity of financial assets as at December 31, 2024:

	Carrying amount	Contractual cash flows
		2025	2026	2027	2028	2029	Thereafter
Cash and cash equivalents	$552,064	$552,064	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	154,228	154,228	—	—	—	—	—
Deferred receivables	13,410	4,702	5,365	767	642	580	1,354
Other financial assets	1,624	565	—	—	—		1,059
	$721,326	$711,559	$5,365	$767	$642	$580	$2,413

Schedule of Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities as at December 31, 2024 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	2025	2026	2027	2028	2029	Thereafter
Trade and other payables	$158,276	$158,276	$158,276	$—	$—	$—	$—	$—
Customer and other deposits	1,464	1,464	604	520	—	—	—	340
Satellite performance incentive payments	15,108	18,366	3,536	3,601	2,752	2,630	2,630	3,217
Other financial liabilities	619,665	619,665	2,530	—	—	—	—	617,135
Indebtedness(1)	3,118,860	3,542,557	212,708	2,659,396	670,453	—	—	—
	$3,913,373	$4,340,328	$377,654	$2,663,517	$673,205	$2,630	$2,630	$620,692

(1)      Indebtedness excludes deferred financing costs, prepayment options and loss on repayment.

Schedule of Interest Payable and Interest Payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$48	$3,306
Indebtedness	$20,802	$444,499

Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at December 31, 2024	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$552,064	$—	$552,064	Level 1
Trade and other receivables	158,930	—	158,930	(1)
Other current financial assets	565	—	565	Level 1
Other long-term financial assets	9,767	—	9,767	Level 1
Trade and other payables	(158,276)	—	(158,276)	(1)
Other current financial liabilities	(26,483)	—	(26,272)	Level 2
Other long-term financial liabilities	(13,421)	(617,135)	(630,962)	Level 2, Level 3
Indebtedness(2)	(3,098,058)	—	(1,688,023)	Level 2
	$(2,574,912)	$(617,135)	$(1,782,207)
As at December 31, 2023	Amortized cost	Fair value	Fair value hierarchy
Cash and cash equivalents	$1,669,089	$1,669,089	Level 1
Trade and other receivables	78,289	78,289	(1)
Other current financial assets	631	631	Level 1
Other long-term financial assets	6,633	6,633	Level 1
Trade and other payables	(43,626)	(43,626)	(1)
Other current financial liabilities	(29,061)	(29,300)	Level 2
Other long-term financial liabilities	(14,938)	(14,388)	Level 2
Indebtedness(2)	(3,199,247)	(1,950,811)	Level 2
	$(1,532,230)	$(283,483)

(1)      Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.

(2)      Indebtedness excludes deferred financing costs, prepayment options and loss on prepayment.

Schedule of Calculation of Fair Value of the Indebtedness	The calculation of the fair value of the indebtedness is performed on a recurring basis. The rates used were as follows:
As at December 31	2024	2023
U.S. TLB Facility	55.88%	63.75%
Senior Unsecured Notes	40.66%	47.31%
Senior Secured Notes	56.10%	59.42%
2026 Senior Secured Notes	56.72%	62.38%